COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Jan. 04, 2023	Dec. 12, 2022	Nov. 18, 2022	Aug. 19, 2021	Jul. 13, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Salary and wages						$ 266,968	$ 915,640	$ 2,421,969	$ 2,887,309
Issuance of stock options								400,000	1,532,500
Royalties percentage					10.00%			10.00%
Prepaid royalties						302,908		$ 339,091	$ 339,091
Duragraft [Member]
Loss Contingencies [Line Items]
Prepaid royalties						$ 36,183
Sale of asset percentage						15.00%		15.00%
Duragraft [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Net proceeds from sale of asset						$ 20,000,000		$ 20,000,000
UNITED STATES | First 50,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						5.00%		5.00%
UNITED STATES | 50,000,001 up to 200,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						4.00%		4.00%
UNITED STATES | Over 200,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						2.00%		2.00%
Non-US [Member] | First 50,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						6.00%		6.00%
Non-US [Member] | 50,000,001 up to 200,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						4.00%		4.00%
Non-US [Member] | Over 200,000,000 [Member]
Loss Contingencies [Line Items]
Royalties percentage						2.00%		2.00%
July 13, 2022 [Member]
Loss Contingencies [Line Items]
Salary and wages					$ 30,000
July 13, 2021 [Member]
Loss Contingencies [Line Items]
Issuance of stock options					250,000
Shares issued, price per share					$ 1.50
Nicholas DeVito [Member]
Loss Contingencies [Line Items]
Number of shares issued						240,000
Campbell [Member]
Loss Contingencies [Line Items]
Damages sought, value				$ 30,000
Harmon [Member]
Loss Contingencies [Line Items]
Damages sought, value				$ 50,000
Confidential Settlement Agreement [Member] | Nicholas DeVito [Member]
Loss Contingencies [Line Items]
Number of shares issued	240,000	60,000	16,000
Confidential Settlement Agreement [Member] | Nicholas DeVito [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Number of shares issued	16,000